Financial Risk Management Objectives - Sensitivity of Profit Before Tax and Equity to a Reasonably Possible Change of Each Foreign Currency Exchange Rates (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
5% increase in rate [Member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Percentage of change of foreign currency exchange rates	5.00%	5.00%
Change in profit before tax due to change of foreign currency exchange rates	$ (210)	$ (1,603)
5% increase in rate [Member] | Singapore dollars (SGD) [Member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Change in profit before tax due to change of foreign currency exchange rates	4	(1)
5% increase in rate [Member] | Taiwan dollar (TWD) [Member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Change in profit before tax due to change of foreign currency exchange rates	1	7
5% increase in rate [Member] | Renminbi (RMB) [Member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Change in profit before tax due to change of foreign currency exchange rates	(1)	718
5% increase in rate [Member] | Hong Kong, dollar (HKD) [Member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Change in profit before tax due to change of foreign currency exchange rates	127	202
5% increase in rate [Member] | Australian dollar (AUD) [Member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Change in profit before tax due to change of foreign currency exchange rates	2	$ 30
5% increase in rate [Member] | Japanese yen (JPY) [Member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Change in profit before tax due to change of foreign currency exchange rates	(7)
5% increase in rate [Member] | Euro (EUR) [Member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Change in profit before tax due to change of foreign currency exchange rates	$ (11)
5% decrease in rate [Member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Percentage of change of foreign currency exchange rates	(5.00%)	(5.00%)
Change in profit before tax due to change of foreign currency exchange rates	$ 210	$ 1,603
5% decrease in rate [Member] | Singapore dollars (SGD) [Member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Change in profit before tax due to change of foreign currency exchange rates	(4)	1
5% decrease in rate [Member] | Taiwan dollar (TWD) [Member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Change in profit before tax due to change of foreign currency exchange rates	(1)	(7)
5% decrease in rate [Member] | Renminbi (RMB) [Member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Change in profit before tax due to change of foreign currency exchange rates	1	(718)
5% decrease in rate [Member] | Hong Kong, dollar (HKD) [Member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Change in profit before tax due to change of foreign currency exchange rates	(127)	(202)
5% decrease in rate [Member] | Australian dollar (AUD) [Member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Change in profit before tax due to change of foreign currency exchange rates	(2)	$ (30)
5% decrease in rate [Member] | Japanese yen (JPY) [Member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Change in profit before tax due to change of foreign currency exchange rates	7
5% decrease in rate [Member] | Euro (EUR) [Member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Change in profit before tax due to change of foreign currency exchange rates	$ 11